UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          12/31/2007

Check here if Amendment [_]; Amendment Number:________
     This Amendment (Check only one.): [_]  is a restatement.
                                       [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                        Name:      Leucadia National Corporation
                                        Address:   315 Park Avenue South,
                                                   20th Floor
                                                   New York, NY 10010


Form 13F File Number:                              028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joseph A. Orlando
Title:          Vice President and Chief Financial Officer
Phone:          212-460-1900


Signature, Place, and Date of Signing:

 /s/  Joseph A. Orlando                  New York, NY          February 14, 2008
---------------------------------        ------------          -----------------
          [SIGNATURE]                    [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                0
Form 13F Information Table Entry Total:                           5
Form 13F Information Table Value Total:                    $116,557


List of Other Included Managers:
No.           Form 13F File Number      Name



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
                                                      FORM 13F INFORMATION TABLE

        Col. 1                 Col. 2      Col. 3       Col. 4              Col. 5        Col. 6     Col. 7           Col. 8
        ------                 ------      ------       ------              ------        ------     ------           ------
                              Title of                  Value      Shrs or    Sh/  Put/  Investment   Other     Voting Authority
    Name of Issuer             Class       Cusip       (x$1000)    Prn Amt    Prn  Call  Discretion  Managers   Sole  Shared  None
    --------------             -----       -----       --------    -------    ---  ----  ----------  --------   ----  ------  ----

AMERICREDIT CORP                COM     03060R 10 1    71,536    5,593,100     SH           SOLE              5,593,100
CAPITAL SOUTHWEST CORP          COM     140501 10 7     2,341       19,776     SH           SOLE                 19,776
GEORESOURCES INC                COM     372476 10 1     2,814      312,705     SH           SOLE                312,705
INTERNATIONAL ASSETS HLDG CO    COM     459028 10 6    37,381    1,384,985     SH           SOLE              1,384,985
UNITED WESTN BANCORP INC        COM     913201 10 9     2,485      124,243     SH           SOLE                124,243

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